Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
Note 7. Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits between the accompanying financial statements and the amounts reflected in Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per accompanying financial statements	$8,164,695	$7,234,829
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(23,342)	(52,832)
Net assets per Form 5500	$8,141,353	$7,181,997
The following is a reconciliation of total investment income, contributions and interest income on notes receivable on the accompanying financial statements and the amount reflected in Form 5500 for the year ended December 31, 2025:

Total contributions, investment income and interest income on notes receivable from Members per accompanying financial statements	$1,590,579
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at beginning of the year	52,832
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at end of the year	(23,342)
Total income per Form 5500	$1,620,069
The following is a reconciliation of benefits paid to Members between the accompanying financial statements and the amount reflected in Form 5500 for the year ended December 31, 2025:

Benefits paid to Members per accompanying financial statements	$653,561
Deduct amounts allocated to deemed loan distributions	(120)
Benefits paid to Members per Form 5500	$653,441